Segment Reporting	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 20 — SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in consolidated financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of each separate operating segment when making decisions about allocating resources and assessing the performance of the segment. The Company has identified the following two major reportable segments:

●	Interior design and fit out service

●	Robotics and AI Solutions Business

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance.

The accounting policies of the segment are the same as those described in Note “2. Summary of Significant Accounting Policies”. The Company’s CODM uses net income (loss) to measure segment profit or loss and assesses performance against expectations to make resource allocation decisions. Additionally, the CODM reviews and uses functional expenses included in net income (loss) to manage the Company’s operations and assess operating profitability. The Company operates as two operating and reportable segments, and as such the significant segment expenses regularly provided to the CODM are those presented on the consolidated statements of operations. These significant segment expense include cost of revenues, selling and marketing expenses, research and development expenses, and general and administrative expenses. Other segment items that are presented on the consolidated statements of operations include other income (expense), net, provision for (benefit from) income taxes.

The Company’s assets are all located in Hong Kong and majority of the Company’s revenue and all of the expense are derived in Hong Kong. Therefore, no geographical segments are presented.

The following table presents revenue by major revenue type for the years ended March 31, 2026, 2025 and 2024, respectively:

	For the years ended March 31,
	2026	2025	2024
Design and fit out services	$1,882,061	$2,986,769	$3,603,422
Design only services	24,129	279,621	779,574
Sale of robotic products	384,429	—	—
Total	$2,290,619	$3,266,390	$4,382,996

The following table presents revenue by type of premises or products for the years ended March 31, 2026, 2025 and 2024, respectively:

	For the years ended March 31,
	2026	2025	2024
Non-residential	$1,496,427	$2,533,927	$3,651,614
Residential	409,763	732,463	731,382
Sale of robotic products	384,429	—	—
Total	$2,290,619	$3,266,390	$4,382,996

The following table presents the significant revenue and expense categories in the Company’s operating segments:

	For the years ended March 31, 2026
	Interior design and fit out service	Robotics and AI Solutions Business	Corporate	Total
Revenues	$1,906,190	$384,429	$—	$2,290,619
Cost of revenues	(1,765,115)	(275,507)	—	(2,040,622)
Selling and marketing expenses	(255,588)	(50,727)	(30,704)	(337,019)
Selling and marketing expenses - share-based compensation	—	—	(7,820,000)	(7,820,000)
Research and development expenses	—	(130,961)	—	(130,961)
General and administrative expenses	(1,480,722)	(113,881)	(692,439)	(2,287,042)
Other (expenses) income, net	(31,806)	9	46,544	14,747
Benefit from (Provision for) income taxes	4,761	(9,687)	—	(4,926)
Net loss	$(1,622,280)	$(196,325)	$(8,496,599)	$(10,315,204)

Segment assets	1,967,366	520,215	5,321,317	7,808,898
Reconciliation:
Elimination of intersegment receivables	(10,013)	—	(2,424,056)	(2,434,069)
Unallocated assets	—	—	—	—
Total assets	$1,957,353	$520,215	$2,897,261	$5,374,829

Segment liabilities	3,406,311	705,991	412,318	4,524,620
Reconciliation:
Elimination of intersegment payables	(1,771,901)	(649,561)	(12,606)	(2,434,068)
Total liabilities	$1,634,410	$56,430	$399,712	$2,090,552

	For the years ended March 31, 2026
	Interior design and fit out service	Robotics and AI Solutions Business	Corporate	Total
Other segment information
Depreciation and amortization	$243,196	$6,162	$—	$249,358
Provision for allowance for expected credit losses	$1,898	$1,433	$(1,351)	$1,980
Share-based compensation	$—	$—	$7,928,000	$7,928,000
Impairment losses	$137,593	$—	$—	$137,593

	For the years ended March 31, 2025
	Interior design and fit out service	Robotics and AI Solutions Business	Corporate	Total
Revenues	$3,266,390	$—	$—	$3,266,390
Cost of revenues	(2,540,218)	—	—	(2,540,218)
Selling and marketing expenses	(57,644)	—	—	(57,644)
Selling and marketing expenses - share-based compensation	—	—	—	—
Research and development expenses	—	—	—	—
General and administrative expenses	(1,842,665)	—	(453,372)	(2,296,037)
Other (expenses) income, net	(9,504)	—	1,277	(8,227)
Benefit from income taxes	174,620	—	—	174,620
Net loss	$(1,009,021)	$—	$(452,095)	$(1,461,116)

Segment assets	$3,332,764	$—	$5,782,070	$9,114,834
Reconciliation:
Elimination of intersegment receivables	(8,805)	—	(1,530,474)	(1,539,279)
Total assets	$3,323,959	$—	$4,251,596	$7,575,555

Segment liabilities	3,141,520	—	173,846	3,315,366
Reconciliation:
Elimination of intersegment payables	(1,530,474)	—	(8,805)	(1,539,279)
Total liabilities	$1,611,046	$—	$165,041	$1,776,087

	For the years ended March 31, 2025
	Interior design and fit out service	Robotics and AI Solutions Business	Corporate	Total
Other segment information
Depreciation and amortization	$63,377	$—	$—	$63,377
Provision for allowance for expected credit losses	$35,354	$—	$—	$35,354
Share-based compensation	$—	$—	$—	$—
Impairment losses	$—	$—	$—	$—

	For the years ended March 31, 2024
	Interior design and fit out service	Robotics and AI Solutions Business	Corporate	Total
Revenues	$4,382,996	$—	$—	$4,382,996
Cost of revenues	(2,821,615)	—	—	(2,821,615)
Selling and marketing expenses	(767)	—	—	(767)
Selling and marketing expenses - share-based compensation	—	—	—	—
Research and development expenses	—	—	—	—
General and administrative expenses	(381,825)	—	(288,000)	(669,825)
Other income, net	21,581	—	—	21,581
Provision for income taxes	(128,932)	—	—	(128,932)
Net (loss) income	$1,071,438	$—	$(288,000)	$783,438

Segment assets	$1,982,253	$—	$477,061	$2,459,314
Reconciliation:
Elimination of intersegment receivables	(347,845)	—	—	(347,845)
Total assets	$1,634,408	$—	$477,061	$2,111,469

Segment liabilities	778,556	—	483,038	1,261,594
Reconciliation:
Elimination of intersegment payables	—	—	(347,845)	(347,845)
Total liabilities	$778,556	$—	$135,193	$913,749

	For the years ended March 31, 2024
	Interior design and fit out service	Robotics and AI Solutions Business	Corporate	Total
Other segment information
Depreciation and amortization	$44,572	$—	$—	$44,572
Provision for allowance for expected credit losses	$6,333	$—	$—	$6,333
Share-based compensation	$—	$—	$—	$—
Impairment losses	$—	$—	$—	$—